Trade payables and accrued liabilities	3 Months Ended
Mar. 31, 2026
Trade and other payables [abstract]
Trade payables and accrued liabilities
6.
Trade payables and accrued liabilities

	March 31, 2026	December 31, 2025
Trade payables	$988,334	$2,025,759
Accruals	681,427	597,130
Total trade payables and accrued liabilities	$1,669,761	$2,622,889

Included in trade payables and accrued liabilities are amounts invoiced or accrued, respectively, according to consulting contracts with directors, officers and consultants of the Company (see Note 11).